Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–33.66%
U.S. Treasury Bills–13.20%(a)
U.S. Treasury Bills	0.05%	03/10/2022	$ 82,000	$ 81,996,165
U.S. Treasury Bills	0.13%	06/09/2022	111,300	111,179,203
U.S. Treasury Bills	0.37%	07/21/2022	104,100	103,892,306
				297,067,674
U.S. Treasury Floating Rate Notes–20.46%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.35%	04/30/2022	150,000	150,058,668
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.30%	07/31/2022	160,520	160,608,660
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.19%	01/31/2024	150,000	150,045,000
				460,712,328
Total U.S. Treasury Securities (Cost $757,686,863)				757,780,002
		Expiration Date
Commodity-Linked Securities–4.76%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		11/30/2022	34,050	46,672,697
RBC Capital Markets LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		12/05/2022	44,800	60,492,641
Total Commodity-Linked Securities (Cost $99,639,551)				107,165,338
			Shares
Money Market Funds–51.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)			319,769,956	319,769,956
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)			80,140,045	80,148,059
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(e)(f)			182,550,724	182,550,724
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)(f)			501,000,000	501,000,000
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)			76,535,950	76,535,950
Total Money Market Funds (Cost $1,159,971,589)				1,160,004,689
Options Purchased–1.19%
(Cost $31,901,892)(g)				26,784,419
TOTAL INVESTMENTS IN SECURITIES–91.14% (Cost $2,049,199,895)				2,051,734,448
OTHER ASSETS LESS LIABILITIES–8.86%				199,541,479
NET ASSETS–100.00%				$2,251,275,927
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $107,165,338, which represented 4.76% of the Fund’s Net Assets.
(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$389,413,824	$245,651,829	$(315,295,697)	$-	$-	$319,769,956	$25,812
Invesco Liquid Assets Portfolio, Institutional Class	129,916,815	175,465,592	(225,211,212)	(68,792)	45,656	80,148,059	3,872
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	143,068,345	260,646,235	(221,163,856)	-	-	182,550,724	3,161
Invesco Treasury Obligations Portfolio, Institutional Class	524,000,000	-	(23,000,000)	-	-	501,000,000	13,234
Invesco Treasury Portfolio, Institutional Class	156,128,941	280,744,947	(360,337,938)	-	-	76,535,950	3,482
Total	$1,342,527,925	$962,508,603	$(1,145,008,703)	$(68,792)	$45,656	$1,160,004,689	$49,561

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	03/18/2022	140	EUR	3,500.00	EUR	24,500,000	$34,917
EURO STOXX 50 Index	Put	06/17/2022	140	EUR	3,750.00	EUR	26,250,000	197,076
EURO STOXX 50 Index	Put	06/17/2022	140	EUR	3,850.00	EUR	26,950,000	233,880
EURO STOXX 50 Index	Put	03/18/2022	140	EUR	3,900.00	EUR	27,300,000	102,391
EURO STOXX 50 Index	Put	06/17/2022	140	EUR	3,800.00	EUR	26,600,000	214,691
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	3,850.00	EUR	26,950,000	322,902
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	3,800.00	EUR	26,600,000	374,963
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	4,050.00	EUR	28,350,000	512,271
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	3,900.00	EUR	27,300,000	424,821
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	3,900.00	EUR	27,300,000	346,652
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	4,000.00	EUR	28,000,000	399,342
EURO STOXX 50 Index	Put	03/17/2023	130	EUR	4,150.00	EUR	26,975,000	607,270
FTSE 100 Index	Put	02/18/2022	90	GBP	6,850.00	GBP	30,825,000	23,603
FTSE 100 Index	Put	03/18/2022	90	GBP	6,800.00	GBP	30,600,000	70,809
FTSE 100 Index	Put	04/14/2022	90	GBP	6,800.00	GBP	30,600,000	112,568
FTSE 100 Index	Put	05/20/2022	90	GBP	6,775.00	GBP	30,487,500	164,010
FTSE 100 Index	Put	06/17/2022	90	GBP	6,700.00	GBP	30,150,000	180,956
FTSE 100 Index	Put	07/15/2022	90	GBP	6,400.00	GBP	28,800,000	148,275
FTSE 100 Index	Put	08/19/2022	90	GBP	6,625.00	GBP	29,812,500	229,373
FTSE 100 Index	Put	09/16/2022	90	GBP	6,750.00	GBP	30,375,000	304,418
FTSE 100 Index	Put	10/21/2022	90	GBP	6,650.00	GBP	29,925,000	320,153
FTSE 100 Index	Put	11/18/2022	90	GBP	6,900.00	GBP	31,050,000	430,906
FTSE 100 Index	Put	12/16/2022	90	GBP	6,800.00	GBP	30,600,000	409,724
FTSE 100 Index	Put	01/20/2023	85	GBP	7,350.00	GBP	31,237,500	635,599
MSCI Emerging Markets Index	Put	04/14/2022	80	USD	1,280.00	USD	10,240,000	611,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
MSCI Emerging Markets Index	Put	02/18/2022	80	USD	1,290.00	USD	10,320,000	$545,600
MSCI Emerging Markets Index	Put	05/20/2022	80	USD	1,280.00	USD	10,240,000	701,200
MSCI Emerging Markets Index	Put	03/18/2022	80	USD	1,330.00	USD	10,640,000	870,400
MSCI Emerging Markets Index	Put	06/17/2022	80	USD	1,330.00	USD	10,640,000	1,054,000
MSCI Emerging Markets Index	Put	07/15/2022	80	USD	1,310.00	USD	10,480,000	1,022,000
MSCI Emerging Markets Index	Put	08/19/2022	80	USD	1,220.00	USD	9,760,000	704,000
MSCI Emerging Markets Index	Put	09/16/2022	80	USD	1,250.00	USD	10,000,000	896,800
MSCI Emerging Markets Index	Put	10/21/2022	80	USD	1,180.00	USD	9,440,000	672,800
MSCI Emerging Markets Index	Put	11/18/2022	80	USD	1,210.00	USD	9,680,000	851,200
MSCI Emerging Markets Index	Put	12/16/2022	80	USD	1,170.00	USD	9,360,000	734,000
MSCI Emerging Markets Index	Put	01/20/2023	80	USD	1,180.00	USD	9,440,000	794,000
Nikkei 225 Index	Put	06/10/2022	40	JPY	27,750.00	JPY	55,500,000	627,390
Nikkei 225 Index	Put	03/11/2022	40	JPY	27,750.00	JPY	55,500,000	389,294
Nikkei 225 Index	Put	02/10/2022	40	JPY	28,000.00	JPY	56,000,000	358,012
Nikkei 225 Index	Put	06/10/2022	40	JPY	27,250.00	JPY	54,500,000	537,018
Nikkei 225 Index	Put	06/10/2022	40	JPY	27,500.00	JPY	55,000,000	582,204
Nikkei 225 Index	Put	09/09/2022	40	JPY	27,500.00	JPY	55,000,000	738,617
Nikkei 225 Index	Put	09/09/2022	40	JPY	26,500.00	JPY	53,000,000	578,728
Nikkei 225 Index	Put	09/09/2022	40	JPY	27,250.00	JPY	54,500,000	695,169
Nikkei 225 Index	Put	12/09/2022	40	JPY	27,250.00	JPY	54,500,000	828,988
Nikkei 225 Index	Put	12/09/2022	40	JPY	26,750.00	JPY	53,500,000	743,830
Nikkei 225 Index	Put	12/09/2022	40	JPY	28,250.00	JPY	56,500,000	1,028,849
Nikkei 225 Index	Put	03/10/2023	40	JPY	28,500.00	JPY	57,000,000	1,187,000
S&P 500 Index	Put	03/18/2022	10	USD	3,750.00	USD	3,750,000	17,200
S&P 500 Index	Put	04/14/2022	10	USD	3,925.00	USD	3,925,000	47,500
S&P 500 Index	Put	05/20/2022	10	USD	4,050.00	USD	4,050,000	91,550
S&P 500 Index	Put	06/17/2022	10	USD	4,050.00	USD	4,050,000	112,500
S&P 500 Index	Put	02/18/2022	10	USD	4,075.00	USD	4,075,000	12,350
S&P 500 Index	Put	07/15/2022	10	USD	4,150.00	USD	4,150,000	152,550
S&P 500 Index	Put	08/19/2022	10	USD	4,250.00	USD	4,250,000	202,650
S&P 500 Index	Put	09/16/2022	10	USD	4,375.00	USD	4,375,000	258,450
S&P 500 Index	Put	10/21/2022	10	USD	4,175.00	USD	4,175,000	222,400
S&P 500 Index	Put	11/18/2022	10	USD	4,450.00	USD	4,450,000	326,900
S&P 500 Index	Put	12/16/2022	10	USD	4,475.00	USD	4,475,000	351,300
S&P 500 Index	Put	01/20/2023	10	USD	4,650.00	USD	4,650,000	435,200
Total Index Options Purchased								$26,784,419

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	578	May-2022	$49,459,460	$9,578,132	$9,578,132
Gasoline Reformulated Blendstock Oxygenate Blending	476	February-2022	51,067,565	2,150,355	2,150,355
New York Harbor Ultra-Low Sulfur Diesel	157	March-2022	17,387,059	1,651,674	1,651,674
Silver	522	March-2022	58,445,730	(5,357,784)	(5,357,784)
WTI Crude	526	June-2022	43,500,200	4,004,084	4,004,084
Subtotal				12,026,461	12,026,461
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	1,960	March-2022	$198,391,200	$(20,074,814)	$(20,074,814)
E-Mini S&P 500 Index	225	March-2022	50,672,813	(2,112,522)	(2,112,522)
EURO STOXX 50 Index	1,505	March-2022	70,049,544	(926,990)	(926,990)
FTSE 100 Index	565	March-2022	56,203,651	1,449,307	1,449,307
MSCI Emerging Market Index	1,170	March-2022	71,650,800	328,432	328,432
Nikkei 225 Index	368	March-2022	86,499,826	(6,968,611)	(6,968,611)
Subtotal				(28,305,198)	(28,305,198)
Interest Rate Risk
Australia 10 Year Bonds	4,530	March-2022	438,854,390	(7,272,764)	(7,272,764)
Canada 10 Year Bonds	4,215	March-2022	461,241,002	(1,978,369)	(1,978,369)
Japan 10 Year Bonds	26	March-2022	34,052,138	(280,948)	(280,948)
Long Gilt	1,898	March-2022	311,317,436	(8,157,286)	(8,157,286)
U.S. Treasury Long Bonds	1,253	March-2022	194,998,125	(4,820,042)	(4,820,042)
Subtotal				(22,509,409)	(22,509,409)
Total Futures Contracts				$(38,788,146)	$(38,788,146)

(a)	Futures contracts collateralized by $160,443,108 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12%	Monthly	37,000	December—2022	USD	41,880,966	$—	$114,552	$114,552
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	68,000	March—2022	USD	16,304,584	—	781,456	781,456
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	197,000	February—2022	USD	40,851,614	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	80,000	February—2022	USD	8,222,808	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	25,200	February—2022	USD	22,137,626	—	0	0
Royal Bank of Canada	Receive	RBC Enhanced Agricultural Basket 07 Excess Return Index	0.40	Monthly	395,000	July—2022	USD	49,973,623	—	0	0
Subtotal — Appreciation									—	896,008	896,008
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	34,800	November—2022	USD	27,336,162	$—	$(476,516)	$(476,516)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	304,000	February—2022	USD	35,748,211	—	(880,354)	(880,354)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	248,000	March—2022	USD	33,687,774	—	(873,158)	(873,158)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	370,000	February—2022	USD	25,977,256	—	(597,032)	(597,032)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	270,000	July—2022	USD	35,061,633	—	(27)	(27)
Subtotal — Depreciation									—	(2,827,087)	(2,827,087)
Total — Total Return Swap Agreements									$—	$(1,931,079)	$(1,931,079)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $38,670,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.050%	Monthly	10,800	March—2022	EUR	40,928,274	$—	$(1,162,852)	$(1,162,852)
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.380%	Monthly	6,300	June—2022	EUR	41,155,528	—	(1,788,687)	(1,788,687)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR + 0.050%	Monthly	8,200	March—2022	EUR	39,983,576	—	(1,547,585)	(1,547,585)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR - 0.670%	Monthly	130,000	April—2022	JPY	2,893,821	—	(2,722)	(2,722)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	1 Month JPY LIBOR - 0.520%	Monthly	200,000	April—2022	JPY	4,908,633	—	(100,730)	(100,730)
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR - 0.030%	Monthly	5,400	March—2022	USD	28,037,610	—	(249,804)	(249,804)
Citibank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.100%	Monthly	6,400	March—2022	USD	27,442,816	—	(192,192)	(192,192)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.720%	Monthly	13,229	June—2022	USD	28,095,618	—	(992,704)	(992,704)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.740%	Monthly	1,500	April—2022	USD	3,185,685	$—	$(112,560)	$(112,560)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 1.240%	Monthly	2,100	April—2022	USD	16,583,484	—	(786,001)	(786,001)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 1.240%	Monthly	2,515	April—2022	USD	19,860,696	—	(941,330)	(941,330)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR - 0.040%	Monthly	120,000	February—2022	JPY	2,786,628	—	(123,410)	(123,410)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR - 0.130%	Monthly	1,655,268	February—2022	JPY	38,438,463	—	(1,702,302)	(1,702,302)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR - 0.550%	Monthly	220,000	April—2022	JPY	5,025,202	—	(175,782)	(175,782)
Goldman Sachs International	Receive	MSCI Japan Quality Net Total Return Index	1 Month JPY LIBOR - 0.080%	Monthly	1,329,951	February—2022	JPY	34,719,809	—	(2,812,335)	(2,812,335)
Goldman Sachs International	Receive	MSCI Japan Quality Net Total Return Index	1 Month JPY LIBOR + 0.020%	Monthly	150,000	February—2022	JPY	3,915,912	—	(317,192)	(317,192)
Goldman Sachs International	Receive	MSCI Japan Quality Net Total Return Index	1 Month JPY LIBOR + 0.100%	Monthly	1,920,049	February—2022	JPY	50,124,955	—	(4,060,166)	(4,060,166)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.280%	Monthly	3,300	March—2022	GBP	17,365,360	—	(43,605)	(43,605)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.280%	Monthly	875	March—2022	GBP	16,411,911	—	(203,211)	(203,211)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.280%	Monthly	1,838	March—2022	GBP	16,525,846	—	(299,382)	(299,382)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.280%	Monthly	3,300	March—2022	GBP	17,365,360	—	(43,605)	(43,605)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.280%	Monthly	875	March—2022	GBP	16,411,911	$—	$(203,211)	$(203,211)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.280%	Monthly	1,837	March—2022	GBP	16,516,855	—	(299,219)	(299,219)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	3,650	March—2022	GBP	19,207,141	—	(48,230)	(48,230)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	1,150	March—2022	GBP	21,569,941	—	(267,077)	(267,077)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	2,225	March—2022	GBP	20,005,445	—	(362,418)	(362,418)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.680%	Monthly	13,044	March—2022	USD	27,702,717	—	(978,822)	(978,822)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.790%	Monthly	3,155	May—2022	USD	6,700,558	—	(236,751)	(236,751)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 0.785%	Monthly	2,196	June—2022	USD	29,381,206	—	(1,873,206)	(1,873,206)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 0.785%	Monthly	580	June—2022	USD	7,760,064	—	(494,745)	(494,745)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 0.790%	Monthly	1,938	June—2022	USD	25,929,316	—	(1,653,130)	(1,653,130)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Net Total Return Index	1 Month USD LIBOR + 0.180%	Monthly	7,100	March—2022	USD	28,103,383	—	(378,331)	(378,331)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.860%	Monthly	8,017	March—2022	USD	17,026,424	$—	$(601,596)	$(601,596)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.880%	Monthly	6,055	July—2022	USD	12,701,513	—	(296,331)	(296,331)
Total — Total Return Swap Agreements									$—	$(25,351,224)	$(25,351,224)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee	5.15%
	Corn	5.81
	Cotton	21.69
	Lean Hogs	0.51
	Live Cattle	0.66
	Soybeans	21.05
	Soybean Oil	10.13
	Soymeal	22.52
	Sugar	5.60
	Wheat	6.88
	Total	100.00%
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee	5.15%
	Corn	5.81
	Cotton	21.69
	Lean Hogs	0.51
	Live Cattle	0.66
	Soybean	21.05
	Soybean Oil	10.13
	Soymeal	22.52
	Sugar	5.60
	Wheat	6.88
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
SONIA	—Sterling Overnight Index Average
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$757,780,002	$—	$757,780,002
Commodity-Linked Securities	—	107,165,338	—	107,165,338
Money Market Funds	1,160,004,689	—	—	1,160,004,689
Options Purchased	26,784,419	—	—	26,784,419
Total Investments in Securities	1,186,789,108	864,945,340	—	2,051,734,448
Other Investments - Assets*
Futures Contracts	19,161,984	—	—	19,161,984
Swap Agreements	—	896,008	—	896,008
	19,161,984	896,008	—	20,057,992
Other Investments - Liabilities*
Futures Contracts	(57,950,130)	—	—	(57,950,130)
Swap Agreements	—	(28,178,311)	—	(28,178,311)
	(57,950,130)	(28,178,311)	—	(86,128,441)
Total Other Investments	(38,788,146)	(27,282,303)	—	(66,070,449)
Total Investments	$1,148,000,962	$837,663,037	$—	$1,985,663,999

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund